Exhibit 99.4 Schedule 3

QM ATR Data

Run Date - 04/28/2026 10:52:22 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1616022	XXXXXXXXXX	XXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX		No	$0.00	02/13/2024	8.369%	Self-Employed	Self-Employed	US Citizen		US Citizen		No
1683696	XXXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1684267	XXXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		Permanent Resident Alien				No
1683457	XXXXXXXXXXX	XXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$1,410.00	09/09/2025	7.684%	Self-Employed		US Citizen				Yes	$10,179.80
1685383	XXXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1684357	XXXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1684729	XXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No